Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 208,652	$ 207,749
ECL allowance	1,915	1,639
Net loans	398,108	381,661
Gross personal	43,651	43,058
Gross credit card	12,755	12,673
Gross business and government	134,965	119,820
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	142,260	141,556
Gross personal	24,258	23,808
Gross credit card	3,015	3,405
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	37,140	40,225
Gross personal	5,674	5,187
Gross credit card	1,225	1,797
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	18,325	16,119
Gross personal	6,537	6,656
Gross credit card	5,893	4,519
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,519	5,764
Gross personal	5,314	5,579
Gross credit card	1,909	2,252
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,173	996
Gross personal	915	936
Gross credit card	548	538
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	597	510
Gross personal	164	142
Gross business and government	866	504
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,638	2,579
Gross personal	789	750
Gross credit card	165	162
Gross business and government	876	1,243
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	47,051	43,214
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	84,223	73,379
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	1,949	1,480
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	211	214
Net loans	208,441	207,535
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	553	481
Net loans	43,098	42,577
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	420	418
Net loans	12,335	12,255
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	731	526
Net loans	134,234	119,294
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	200,184	200,124
ECL allowance	526	450
Net loans	377,911	362,615
Gross personal	38,259	38,925
Gross credit card	11,288	10,144
Gross business and government	128,706	113,872
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	142,260	141,556
Gross personal	24,258	23,808
Gross credit card	3,015	3,405
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	37,140	40,225
Gross personal	4,321	3,813
Gross credit card	1,142	1,747
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	17,315	15,321
Gross personal	4,955	5,954
Gross credit card	5,619	3,809
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,207	859
Gross personal	3,703	4,428
Gross credit card	1,344	1,011
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	11
Gross personal	302	245
Gross credit card	10	10
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,251	2,163
Gross personal	720	677
Gross credit card	158	162
Gross business and government	752	1,040
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	46,800	42,993
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	80,780	69,560
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	374	279
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	28	27
Net loans	200,156	200,097
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	160	176
Net loans	38,099	38,749
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	129	88
Net loans	11,159	10,056
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	209	159
Net loans	128,497	113,713
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7,717	6,948
ECL allowance	745	707
Net loans	18,975	18,048
Gross personal	5,188	3,951
Gross credit card	1,467	2,529
Gross business and government	5,348	5,327
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross personal	1,353	1,374
Gross credit card	83	50
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,010	798
Gross personal	1,582	702
Gross credit card	274	710
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,312	4,905
Gross personal	1,611	1,151
Gross credit card	565	1,241
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,162	996
Gross personal	613	691
Gross credit card	538	528
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	233	249
Gross personal	29	33
Gross credit card	7
Gross business and government	79	86
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	251	221
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,443	3,819
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	1,575	1,201
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	43	44
Net loans	7,674	6,904
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	265	196
Net loans	4,923	3,755
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	291	330
Net loans	1,176	2,199
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	146	137
Net loans	5,202	5,190
Stage 3 [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
Net loans	1,222	998
Gross business and government	911	621
Stage 3 [member] | Financial instruments not credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross business and government	45	117
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	751	677
Gross personal	204	182
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	597	510
Gross personal	164	142
Gross business and government	866	504
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	154	167
Gross personal	40	40
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	140	143
Net loans	611	534
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	128	109
Net loans	76	73
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	376	230
Net loans	535	391
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 644	$ 482